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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Edgar H. Bittle, Esq.

Ahlers, Cooney, Dorweiler, Haynie,

Smith & Allbee, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

MARY DOTTERER	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30/2003

DATE OF REPORTING PERIOD: 06/30/2003

ITEM 1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

DIVERSIFIED FUND
Comprehensive Annual Financial Report

DIRECT GOVERNMENT OBLIGATION FUND
Comprehensive Annual Financial Report

June 30, 2003

IPAIT - www.ipait.org

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED FUND

COMPREHENSIVE ANNUAL FINANCIAL REPORT

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION FUND

COMPREHENSIVE ANNUAL FINANCIAL REPORT

For the Fiscal Year
Ended June 30, 2003	www.ipait.org

Prepared by the

Iowa Public Agency Investment Trust

Board of Trustees

TABLE OF CONTENTS

INTRODUCTORY SECTION
Letter from the Chair
Management Report
Board of Trustees
Service Providers
Organization Chart
Certificate of Achievement

FINANCIAL SECTION
Diversified Portfolio:
Independent Auditors’ Report
Management’s Discussion and Analysis
Financial Statements
Financial Highlights
Notes to Financial Statements
Direct Government Obligation Portfolio:
Independent Auditors’ Report
Management’s Discussion and Analysis
Financial Statements
Financial Highlights
Notes to Financial Statements

INVESTMENT SECTION
Fund Facts Summary
Diversified Fund Facts
Direct Government Obligation Fund Facts
Diversified Fund and Direct Government Obligation Fund
Introduction
Risk Profile
Performance Summary
Fees and Commisions
Past Fiscal Year Economic Summary
Economic Outlook for Fiscal Year 2004
Short Term Rates
IPAIT Investment Policy

STATISTICAL SECTION
Growth in Fund Units - Diversified Fund and DGO Fund
Monthly Comparative Yields - Diversified Fund and DGO Fund
Annual Comparative Yields - Diversified Fund and DGO Fund
Annual Net Investment Income - Diversified Fund and DGO Fund
Glossary of Investment Terms

This page left intentionally blank.

INTRODUCTORY SECTION

August 27, 2003

Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you this Diversified Fund Comprehensive Annual Financial Report and the Direct Government Obligation (DGO) Fund Comprehensive Annual Financial Report, both for the fiscal year ended June 30, 2003. This, IPAIT’s sixteenth year of serving participant needs, has been another excellent year of operation for the IPAIT Diversified and DGO Funds in the face of a trying economic environment.

Investment Policies and Strategies

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to safely and effectively invest their available operating and reserve funds. Both the Diversified and DGO portfolios have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception and were registered with the Securities and Exchange Commission (SEC) in accordance with 17 C.F.R. Section 270.2a-7 in May 1993. The Diversified Fund and the DGO Fund were among the first local government investment pools in the country to do so and have been formally regulated by the SEC since that time. IPAIT’s Investment Policy is reproduced elsewhere in this CAFR. The program’s Investment Policy guides all investment decisions and operating frameworks.

Investment Safeguards

Both Funds continue to be focused upon their investment objectives as stated in the IPAIT Investment Policy found elsewhere in this report. These goals, in order of priority are safety of invested principal, followed by maintenance of adequate liquidity, followed by evaluation of available yield. Within these objectives, each Fund strives to provide participants with the best available rates of return for legally authorized investments. All security settlements within either portfolio are settled on a delivery-versus-payment (DVP) basis. DVP settlements greatly reduce the possibility of inappropriate transmission of funds or securities.

Reliability of Investment Section

All commentary and displays in the Investment Section were prepared by IPAIT’s service providers, Investors Management Group (IMG), acting as the program’s Investment Adviser and Administrative Services Provider and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the program’s Custodian. Each of these entities has provided services to the IPAIT program since the program’s inception in 1987. All services provided by IPAIT to participants are subject to rigorous and regular verification between these two institutional providers. All data presented represents the combined work product of IMG and Wells Fargo.

Schedule of Operations

For FY 02/03 and 01/02, total interest earned, total operating expenses and net investment income for the IPAIT Diversified Fund and the Direct Government Obligation Fund were as follows:

	Interest Earned	Expenses	Net Investment Income

Diversified Fund
FY 02/03	$4,035,199	$1,503,506	$2,531,693
FY 01/02	$7,432,829	$1,577,574	$5,854,955

Direct Government Obligation Fund
FY 02/03	$1,074,831	$416,758	$658,073
FY 01/02	$1,827,701	$446,542	$1,381,159

There were no significant changes in operation from one fiscal period to the next. Each program operates pursuant to Service Provider agreements for all aspects of program operation. Every agreement specifies the fees to be charged for each component of IPAIT services and was in place for both fiscal periods.

Financial and operating highlights from this past year include:

•       Receipt of a sixth consecutive Certificate of Achievement for Excellence in Financial Reporting by the Government Finance Officers Association (GFOA).

•       Average combined daily investments in the Diversified and DGO portfolios of $340,626,472 down from $359,265,610 last fiscal year.

•       Placement of 49 portfolio certificates of deposit in Iowa financial institutions, by the Diversified Fund representing over $33,250,000.

•       An authorized membership total of 380 public bodies for each Fund, a decrease of two from the previous period representing 174 municipalities, 76 counties, 72 municipal utilities and 58 other eligible public agencies.

Total funds invested in the program’s investment alternatives reached a combined high for the fiscal year of $485,836,150 on May 14, 2002 for the fiscal year 2002-2003.

This report was prepared in its entirety by the Iowa Public Agency Investment Trust and its various service providers. We take full responsibility for the accuracy of the data and the completeness and fairness of the financial statements, supporting schedules, investment performance statistics and comparisons and various statistical tables found throughout the report.

Comprehensive Annual Financial Report Format and Contents

The report is presented in four sections as follows:

Introduction-contains the Table of Contents, Letter of Transmittal, Management Report, IPAIT Organizational Chart and a listing of the IPAIT Board of Trustees and service providers.

Financial-contains the Diversified Fund and DGO Fund financial statements and the report of independent auditors, KPMG LLP.

Investment-contains a comprehensive discussion of each Fund’s investment performance and operations including the following:

•       Fund Facts-a summary of IPAIT’s Diversified Fund and DGO Fund investment strategy, individual fund performance comparison to other registered money market fund performance benchmarks including the IBC Financial Data Money Fund Index, and an Economic Environment Overview for the past fiscal year;

•       Complete Portfolio Characteristics-portfolio composition and summaries for each Fund to include portfolio ownership analysis, weighted-average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

•       The IPAIT Diversified Fund and DGO Fund Investment Policy.

Statistical -includes trend data for the past five years for various program operating components, including total net asset value for each Fund by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

The Government Finance Officers Association of the United States and Canada (GFOA) awarded a sixth consecutive Certificate of Achievement for Excellence in Financial Reporting to the Iowa Public Agency Investment Trust for its comprehensive annual financial report (CAFR) for the fiscal year ended June 30, 2002. The Certificate of Achievement is a prestigious national award, recognizing conformance with the highest standards for preparation of state and local government financial reports.

In order to be awarded a Certificate of Achievement, a government unit must publish an easily readable and efficiently organized Comprehensive Annual Financial Report (CAFR), whose contents conform to program standards. The CAFR must satisfy both generally accepted accounting principles and applicable legal requirements.

A Certificate of Achievement is valid for a period of one year only.  We believe our current report continues to conform to the Certificate of Achievement program requirements, and we are submitting it to the GFOA.

On behalf of IPAIT’s Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust and encourage you to contact us with comments and suggestions regarding the operation of the program.

As we begin fiscal year 2003-2004, IPAIT will continue to expand services provided by IPASonline IPAIT’s proprietary Internet-based Participant Accounting System. We collectively pledge to continue working together to provide a safe source of interest income for every participant and to provide helpful, convenient cash management related information.

Respectfully,

Donald W. Kerker
Chair, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

MANAGEMENT REPORT

TO IPAIT PARTICIPANTS:

While IPAIT’s Diversified Fund and DGO Fund financial statements and the related financial data contained in these Comprehensive Annual Financial Reports have been prepared in conformity with generally accepted accounting principles and have been audited by IPAIT’s Independent Auditor, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees.  To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the program’s service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review program performance and compliance. In addition, IPAIT is regularly subjected to a comprehensive review of all services and costs of operation by the IPAIT Board of Trustees.  This year’s Comprehensive Annual Financial Report (CAFR) will be submitted to the Government Finance Officers Association (GFOA) for consideration for a Certificate of Achievement for Excellence in Financial Reporting following receipt of a sixth consecutive Certificate of Achievement for the fiscal year 2001-2002 CAFR.

In the Board’s opinion, IPAIT’s internal controls are adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified Fund and the IPAIT Direct Government Obligation (DGO) Fund operations and financial condition.

Sincerely,

Robert Haug
Secretary, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

BOARD OF TRUSTEES

Mr. Floyd Magnusson	Mr. Tom Hanafan	Mr. Jody Smith	Mr. Jim Arenholtz	Mr. Don Kerker
Supervisor Webster County	Mayor Council Bluffs	Finance Director City of West Des Moines	Office Manager Denison Municipal Utilities	Director of Finance Muscatine Power and Water

Mr. Paul Oldman	Mr. Robert Hagey		Ms. Dianne Kiefer
Assistant General Manager Algona Municipal Utilities	Treasurer Sioux County		County Treasurer Wapello County

Mr. William Kinney

(not pictured)

Finance Director

City of Cedar Rapids

Mr. Thomas Bredeweg	Mr. William Peterson	Mr. Robert Haug
Executive Director, Iowa League of Cities, IPAIT Treasurer to the Board	Executive Director, Iowa State Association of Counties, IPAIT Assistant Secretary to the Board	Executive Director, Iowa Association of Municipal Utilities, IPAIT Secretary to the Board

SERVICE PROVIDERS

Sponsoring Associations

IOWA

ASSOCIATION OF MUNICIPAL

UTILITIES

Iowa Association of Municipal Utilities

1735 NE 70th Avenue
Ankeny, IA50021-9353
Robert Haug, Executive Director
bhaug@iamu.org
515-289-1999

Iowa League of Cities
317 Sixth Avenue
Suite 1400
Des Moines, IA 50309
Thomas G. Bredeweg, Executive Director
tombredeweg@iowaleague.org
515-244-7282

Iowa State Association of Counties

501 SW 7th Street, Suite Q
Des Moines, IA 50309
William R. Peterson, Executive Director
bpeterson@iowacounties.org
515-244-7181

Investment Adviser-Administrator

Investors Management Group

1415 28th Street, Suite 200 West Des Moines, IA 50266

Mark McClurg 515-224-2749
mark.mcclurg@amcore.com
Jeff Lorenzen 515-224-2718
jeff.lorenzen@amcore.com
Ron Shortenhaus 515-224-2724
ron.shortenhaus@amcore.com
Anita Tracy 515-224-2725
anita.tracy@amcore.com

Custodian

Wells Fargo and Company

MAC N8200-034
666 Walnut, P.O. Box 837
Des Moines, IA 50304
Bruce Kielhorn 515-245-3200
bruce.l.kielhorn@wellsfargo.com
Teresa Smith 515-245-3245
teresa.a.smith@wellsfargo.com

Legal Counsel

AHLERS & COONEY, P.C.

Ahlers & Cooney, P.C.
100 Court Avenue, Suite 600
Des Moines, IA 50309
Edgar Bittle 515-246-0312
ebittle@ahlerslaw.com
Elizabeth Grob 515-246-0305
egrob@ahlerslaw.com

Independent Auditor

KPMG LLP

2500 Ruan Center
Des Moines, IA50309

Organization Chart

IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)

Diversified Fund and
Direct Government Obligation Fund

Administration Flow Chart

Certificate of
Achievement
for Excellence
in Financial
Reporting

Presented to

Iowa Public Agency
Investment Trust Diversified
Fund/Direct Government
Obligation Fund

For its Comprehensive
Annual Financial Report
for the Fiscal Year Ended
June 30, 2002

A Certificate of Achievement for Excellence in Financial Reporting is presented by the Government Finance Officers Association of the United States and Canada to government units and public employee retirement systems whose comprehensive annual financial reports (CAFR’s) achieve the highest standards in government accounting and financial reporting.

President

Executive Director

FINANCIAL SECTION

INDEPENDENT AUDITORS ’ REPORT

The Board of Trustees and Unitholders

Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2003, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Investment securities held in custody are confirmed to us by the Custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in note 1 to the financial statements, effective July 1, 2002, the Diversified Portfolio of the Trust adopted the provisions of Governmental Accounting Standards Board (GASB) Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, GASB Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus and GASB Statement No. 38, Certain Financial Statement Disclosures

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2003, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

The management’s discussion and analysis on pages 15 to 16 is not a required part of the basic financial statements but is supplementary information required by accounting principles generally accepted in the United States of America. We have applied certain limited procedures, which consisted principally of inquiries of management regarding the methods of measurement and presentation of the supplementary information. However, we did not audit the information and express no opinion on it.

Des Moines, Iowa

July 18, 2003

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the Iowa Public Agency Investment Trust (IPAIT) Diversified Portfolio’s annual Financial Statements presents management’s discussion and analysis of the financial position and results of operations for the fiscal year ended June 30, 2003 (FY03).  This information is being presented to provide additional information regarding the activities of the Authority, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures(Statements Nos. 34, 37, and 38).  This discussion and analysis should be read in conjunction with the Independent Auditor’s Report of KPMG LLP, the Financial Statements, and the accompanying notes.

In addition to the historical information, the Management’s Discussion and Analysis includes certain forward-looking statements which involve certain risks and uncertainties.  The actual results of IPAIT’s Diversified Portfolios may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

Overview of the Financial Statements

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio.  The following components comprise the financial statements:  1) Statement of Net Assets, 2) Statement of Operations, 3) Statements of Changes in Net Assets, 4) Financial Highlights, and 5) Notes to Financial Statements.

•       The Statement of Net Assets shows the financial positon (assets and liabilities) of the portfolios as of the date of the current fiscal year-end.

•       The Statement of Operations displays the results of operations (income and expenses) of the portfolios for the most recent fiscal year.

•       The Statements of Changes in Net Assets portray participant/unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolios for the two most recent fiscal years.

•       The Financial Highlights depict per share/per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses and net investment income to average net assets) and summary total net assets of the portfolios for the five most recent fiscal years.

•       The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolios.

Condensed Financial Information and Financial Analysis

Year to year variances in most financial statement amounts reported in IPAIT’s Diversified Portfolio are caused by a single variable - the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances) in each portfolio.  Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year over year variances in the amount of investment income earned by the portfolios.

During the fiscal year ended June 30, 2003 (FY 2003), average net assets decreased 4.78 percent to $268,772,324 from average net assets of $282,275,584 during the fiscal year ended June 30, 2002 (FY 2002) for the Diversified Portfolio.  Short-term interest rates fell during FY 2002 due to efforts by the Federal Reserve (the Fed) to generate economic growth. The Fed lowered the Federal Funds Rate from 3.75 percent to 1.75 percent during the first half of FY 2002. The Fed then dropped the Federal Funds rate to 1.25 percent in November, 2002, and to 1.00 percent in June, 2003.

Condensed financial information and variance explanations for FY2003 and FY 2002 follows.

Diversified Portfolio:

	FY 2003	FY 2002	Percentage Change
Total Investments	$244,859,425	$253,695,211	-3.48%
Net Assets	$245,025,051	$253,948,247	-3.51%
Investment Income	$4,035,199	$7,432,829	-45.71%
Total Expenses	$1,503,506	$1,577,874	-4.71%
Net Investment Income	$2,531,693	$5,854,955	-56.76%
Units Sold	912,307,966	895,985,873	1.82%
Units Redeemed	923,762,855	912,983,400	1.18%

Total investments and net assets declined 3.48 percent and 3.51 percent, respectively, comparing June 30, 2003 and June 30, 2002 amounts, due to lower aggregate participant balances at fiscal year end 2003.  Investment income and net investment income decreased 45.71 percent and 56.76 percent, respectively, during FY 2003 compared to FY 2002 primarily due to the lower interest rate environment and partially due to lower average net assets.  Total expenses decreased 4.71 percent during FY 2003 compared to FY 2002 due to lower average net assets.  Units sold and redeemed increased 1.82 percent and 1.18 percent, respectively, caused by an increase in participant transaction activity during FY 2003 compared to FY 2002.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust — Diversified Portfolio

Statement of Net Assets — June 30, 2003

(Showing Percentage of Net Assets)

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST
DISCOUNTED GOVERNMENT SECURITIES — 17.71%
$7,750,000	Federal Home Loan Mortgage Corporation, Discount Note	1.22%	07/10/03	$7,747,675
1,500,000	Federal Home Loan Mortgage Corporation, Discount Note	1.23%	07/23/03	1,498,891
13,100,000	Federal Home Loan Bank, Discount Note	1.18%	08/13/03	13,081,849
1,595,000	Federal Agricultural Mortgage Corporation, Discount Note	1.22%	08/13/03	1,592,714
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.25%	08/19/03	9,983,259
4,524,000	Federal Home Loan Bank, Discount Note	1.12%	08/29/03	4,515,844
5,000,000	Federal National Mortgage Association, Discount Note	1.08%	09/03/03	4,990,533
TOTAL (cost — $43,410,765)				$43,410,765

COUPON SECURITIES — 9.97%
$4,000,000	Federal Home Loan Mortgage Corporation, Variable Rate, 1.11%*	1.25%	07/08/03	$3,999,956
2,300,000	Federal Home Loan Mortgage Corporation, 5.75%	1.21%	07/15/03	2,303,992
3,000,000	Federal Home Loan Bank, 5.63%	1.10%	09/02/03	3,023,083
500,000	Federal National Mortgage Association, 5.50%	1.28%	09/29/03	505,131
4,000,000	Federal National Mortgage Association, 5.28%	1.20%	10/06/03	4,042,791
5,000,000	Federal National Mortgage Association, 3.13%	1.11%	11/15/03	5,037,556
500,000	Federal National Mortgage Association, 5.50%	1.29%	12/01/03	508,701
700,000	Student Loan Marketing Association, Variable Rate, 1.05%*	1.27%	01/09/04	700,367
4,200,000	Federal National Mortgage Association, 5.13%	1.04%	02/13/04	4,305,083
TOTAL (cost — $24,426,660)				$24,426,660

CERTIFICATES OF DEPOSIT — 6.94%
$500,000	First Central State Bank, DeWitt	1.55%	07/23/03	$500,000
500,000	First Federal Bank, Newton	1.45%	08/04/03	500,000
250,000	Citizens Bank, Sac City	3.00%	08/13/03	250,000
500,000	Premier Bank, Rock Valley	1.55%	08/25/03	500,000
500,000	Premier Bank, Rock Valley	3.00%	08/29/03	500,000
500,000	Freedom Financial Bank, West Des Moines	1.25%	09/08/03	500,000
2,000,000	US Bank, Minneapolis	1.24%	09/08/03	2,000,000
1,500,000	Union State Bank, Winterset	1.25%	09/08/03	1,500,000
250,000	Citizens Bank, Sac City	1.25%	09/15/03	250,000
500,000	First American Bank, Ames	1.25%	09/15/03	500,000
500,000	American Bank, LeMars	1.25%	09/22/03	500,000
500,000	First American Bank, Ames	2.80%	09/30/03	500,000
500,000	Tri County Bank & Trust, Cascade	1.70%	10/17/03	500,000
1,000,000	First Midwest Bank, Moline	1.25%	10/17/03	1,000,000
900,000	First State Bank, Ida Grove	2.00%	11/25/03	900,000
1,000,000	Liberty Bank, West Des Moines	2.00%	12/09/03	1,000,000
800,000	Exchange Bank, Collins	2.00%	01/07/04	800,000
1,000,000	State Savings Bank, Baxter	2.00%	01/09/04	1,000,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	2.00%	01/16/04	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	2.00%	01/22/04	250,000
1,000,000	Liberty Bank, West Des Moines	1.75%	02/04/04	1,000,000
250,000	Citizens Bank, Sac City	2.00%	02/10/04	250,000
1,000,000	St. Ansgar State Bank, St. Ansgar	1.80%	03/04/04	1,000,000

*Denotes floating rate investment with interest rate as of June 30, 2003.

See accompanying notes to financial statements.

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST

100,000	Maxwell State Bank, Maxwell	1.75%	03/22/04	100,000
250,000	Citizens Bank, Sac City	1.75%	04/01/04	250,000
200,000	Maxwell State Bank, Maxwell	1.75%	04/23/04	200,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.75%	04/30/04	500,000
TOTAL (cost — $17,000,000)				$17,000,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) — 65.31%
$80,899,000	Merrill Lynch, Repurchase Agreement	1.15%	07/01/03	$80,899,000
79,123,000	UBS Warburg, Repurchase Agreement	1.20%	07/01/03	79,123,000
TOTAL (cost — $160,022,000)				$160,022,000

TOTAL INVESTMENTS — 99.93% (cost — $244,859,425)				$244,859,425

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES — .07%
(Includes $80,915 payable to IMG and $140,934 dividends payable to unitholders)				$165,626

NET ASSETS — 100%
Applicable to 245,025,051 outstanding units				$245,025,051

NET ASSET VALUE:				$1.00
Offering and redemption price per unit ($245,025,051 divided by 245,025,051 units outstanding)

See accompanying notes to financial statements.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust

Statements of Operations — Diversified Portfolio

For the Years Ended June 30,

	2003	2002	2001	2000	1999
INVESTMENT INCOME:
Interest	$4,035,199	$7,432,829	$14,889,152	$12,205,834	$10,089,384

EXPENSES:
Investment advisory, administrative, and program support fees	1,039,192	878,074	799,428	675,117	626,204
Custody fees	128,349	346,055	314,294	263,064	242,699
Distribution fees	268,772	282,276	255,831	212,952	196,000
Other fees and expenses	67,193	70,569	63,958	53,238	49,000

Total Expenses	1,503,506	1,577,874	1,433,511	1,204,371	1,113,903

NET INVESTMENT INCOME	$2,531,693	$5,854,955	$13,455,641	$11,001,463	$8,975,481

Iowa Public Agency Investment Trust

Statements of Changes in Net Assets — Diversified Portolio

For the Years Ended June 30,

	2003	2002
From Investment Activities:
Net investment income distributed to unitholders	$2,531,693	$5,854,955

From Unit Transactions: (at constant net asset value of $1 per unit)
Units sold	$912,307,966	$895,985,873

Units issued in reinvestment of dividends from net investment income	$2,531,693	$5,854,955
Units redeemed	(923,762,855)	(912,983,400)

Net increase in net assets derived from unit transactions	(8,923,196)	(11,142,572)

Net assets at beginning of period	253,948,247	265,090,819

Net assets at end of period	$245,025,051	$253,948,247

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Iowa Public Agency Investment Trust - Diversified Portfolio

Selected Data for Each Unit of Portfolio Outstanding Through Each Period Ended June 30,	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$1,000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.009	0.021	0.053	0.051	0.046
Dividends Distributed	(0.009)	(0.021)	(0.053)	(0.051)	(0.046)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.95%	2.14%	5.34%	5.13%	4.61%
Ratio of Expenses to Average Net Assets	0.56%	0.56%	0.56%	0.57%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.94%	2.07%	5.34%	5.13%	4.61%
Net Assets, End of Period (000 Omitted)	$245,025	$253,948	$265,091	$216,460	$188,559

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)                                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement.  IPAIT is registered under the Investment Company Act of 1940.  IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987.  The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993.  As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio.  The accompanying financial statements include activities of the Diversified Portfolio.  The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.  Wells Fargo Bank Iowa, N.A., serves as the Custodian, and Investors Management Group serves as the Investment Advisor, Administrator and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period.  Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements. As such, IPAIT financial statements are prepared on the accrual basis of accounting and the economic resources measurement focus.

IPAIT has adopted GASB Statement No. 34, Basic Financial Statements and Management’s Discussion and Analysis - for State and Local Governments, as amended by Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and modified by Statement No. 38, Certain Financial Statement Note Disclosures, (Statements Nos. 34, 37, and 38) effective July 1, 2002.  Adoption of Statements Nos. 34, 37, and 38 had no impact on the net assets of the Diversified Portfolio of IPAIT.  The statements require IPAIT to add a section for Management’s Discussion and Analysis as required supplementary information to precede the financial statements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity.  The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method.  Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date.  Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times.  If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited.  At June 30, 2003, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $163,233,613.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT’s custodian in IPAIT’s name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT’s investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT’s name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily.  Units are issued and redeemed daily at the daily net asset value.  Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian, are paid an annual fee for operating the investment programs.

IMG receives .305 percent of the average daily net asset value up to $150 million, .260 percent from $150 to $300 million, and .215 percent exceeding $300 million for investment advisory and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees.  For the year ended June 30, 2003 the Diversified Portfolio paid $1,039,192 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services.  For the year ended June 30, 2003, the Diversified Portfolio paid $128,349 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios.  For the year ended June 30, 2003, the Diversified Portfolio paid $174,830 to the Iowa League of Cities, $59,079 to the Iowa State Association of Counties, and $34,863 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. Operating expenses are accrued daily at a rate of .025 percent of the average daily net asset value, and amounted to $67,193 for the year ended June 30, 2003.  All fees are computed daily and paid monthly.

(2)                                 SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $28,624,907,337 for the year ended June 30, 2003. Proceeds from maturities of securities for the Diversified Portfolio aggregated $28,632,912,826 for the year ended June 30, 2003.

INDEPENDENT AUDITORS’ REPORT

The Board of Trustees and Unitholders

Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2003, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended.  These financial statements and the financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Investment securities held in custody are confirmed to us by the Custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in note 1 to the financial statements, effective July 1, 2002, the Direct Government Obligation Portfolio of the Trust adopted the provisions of Governmental Accounting Standards Board (GASB) Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, GASB Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus and GASB Statement No. 38, Certain Financial Statement Disclosures

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2003, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

The management’s discussion and analysis on pages 24 to 25 is not a required part of the basic financial statements but is supplementary information required by accounting principles generally accepted in the United States of America.  We have applied certain limited procedures, which consisted principally of inquiries of management regarding the methods of measurement and presentation of the supplementary information.  However, we did not audit the information and express no opinion on it.

Des Moines, Iowa

July 18, 2003

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the Iowa Public Agency Investment Trust (IPAIT) Direct Government Obligation Portfolio’s (DGO) annual Financial Statements presents management’s discussion and analysis of the financial position and results of operations for the fiscal year ended June 30, 2003 (FY03).  This information is being presented to provide additional information regarding the activities of the Authority, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38).  This discussion and analysis should be read in conjunction with the Independent Auditor’s Report of KPMG LLP, the Financial Statements, and the accompanying notes.

In addition to the historical information, the Management’s Discussion and Analysis includes certain forward-looking statements which involve certain risks and uncertainties.  The actual results of IPAIT’s DGO Portfolio may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

Overview of the Financial Statements

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s DGO Portfolio.  The following components comprise the financial statements:  1) Statement of Net Assets, 2) Statement of Operations, 3) Statements of Changes in Net Assets, 4) Financial Highlights, and 5) Notes to Financial Statements.

•       The Statement of Net Assets shows the financial positon (assets and liabilities) of the portfolios as of the date of the current fiscal year-end.

•       The Statement of Operations displays the results of operations (income and expenses) of the portfolios for the most recent fiscal year.

•       The Statements of Changes in Net Assets portray participant/unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolios for the two most recent fiscal years.

•       The Financial Highlights depict per share/per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses and net investment income to average net assets) and summary total net assets of the portfolios for the five most recent fiscal years.

•       The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolios.

Condensed Financial Information and Financial Analysis

Year to year variances in most financial statement amounts reported in IPAIT’s DGO Portfolio are caused by a single variable - the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances) in each portfolio.  Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year over year variances in the amount of investment income earned by the portfolio.

During the fiscal year ended June 30, 2003 (FY 2003), average net assets decreased 6.67 percent to $71,854,148 from average net assets of $76,990,025 during the fiscal year ended June 30, 2002 (FY 2002) for the DGO Portfolio.  Short-term interest rates fell during FY 2002 due to efforts by the Federal Reserve (the Fed) to generate economic growth.  The Fed lowered the Federal Funds Rate from 3.75 percent to 1.75 percent during the first half of FY 2002.  The Fed then dropped the Federal Funds rate to 1.25 percent in November, 2002, and to 1.00 percent in June, 2003.

Condensed financial information and variance explanations for FY 2003 and FY 2002 follows.

Direct Government Obligation Portfolio:

	FY 2003	FY 2002	Percentage Change
Total Investments	$52,216,865	$66,549,000	-21.54%
Net Assets	$52,291,241	$66,461,330	-21.32%
Investment Income	$1,074,831	$1,827,701	-41.19%
Total Expenses	$416,758	$446,542	-6.67%
Net Investment Income	$658,073	$1,381,159	-52.35%
Units Sold	43,658,241	48,029,096	-9.10%
Units Redeemed	58,486,403	42,924,586	36.25%

Total investments and net assets declined 21.54 percent and 21.32 percent, respectively, comparing June 30, 2003 and June 30, 2002 amounts, due to lower aggregate participant balances at fiscal year end 2003.  Investment income and net investment income decreased 41.19 percent and 52.35 percent, respectively, during FY 2003 compared to FY 2002 primarily due to the lower interest rate environment and partially due to lower average net assets.  Total expenses decreased 6.67 percent during FY 2003 compared to FY 2002 due to lower average net assets.  Units sold decreased 9.10 percent caused by a decrease in participant gross inflows during FY 2003 compared to FY 2002.  Units redeemed increased 36.25 percent caused by an increase in participant gross outflows during FY 2003 compared to FY 2002.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust — Direct Government Obligation Portfolio

Statement of Net Assets — June 30, 2003

(Showing Percentage of Net Assets)

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST

DISCOUNTED GOVERNMENT SECURITIES — 10.79%
$3,000,000	Government Coupon Receipt Strips	1.38%	07/21/03	$2,997,735
1,655,000	Resolution Trust Funding Corporation Strips	1.23%	10/15/03	1,649,136
1,000,000	Treasury Coupon Receipt (TIGER)	1.25%	11/15/03	995,329
TOTAL (cost — $5,642,200)				$5,642,200

COUPON SECURITIES — 7.74%
$1,500,000	Housing Urban Development, 7.13%	1.91%	08/01/03	$1,506,551
2,500,000	Private Export Funding, 7.03%	2.02%	10/31/03	2,541,114
TOTAL (cost — $4,047,665)				$4,047,665

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) — 81.33%
$42,527,000	UBS Warburg, Repurchase Agreement	1.10%	07/01/03	$42,527,000
TOTAL (cost — $42,527,000)				$42,527,000

TOTAL INVESTMENTS — 99.86% (cost — $52,216,865)				$52,216,865

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES — .14%
(Includes $18,396 payable to IMG and $30,650 dividends payable to unitholders)				$74,376

NET ASSETS — 100%
Applicable to 52,291,241 outstanding units				$52,291,241

NET ASSET VALUE:				$1.00
Offering and redemption price per unit ($52,291,241 divided by 52,291,241 units outstanding)

See accompanying notes to financial statements.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust

Statements of Operations - Direct Government Obligation Portfolio

For the Years Ended June 30,

	2003	2002	2001	2000	1999
INVESTMENT INCOME:
Interest	$1,074,831	$1,827,701	$3,578,957	$3,577,873	$3,815,354

EXPENSES:
Investment advisory, administrative, and program support fees	291,012	254,067	206,391	215,189	250,664
Custody and bank trust services fees	35,927	96,238	78,179	81,511	94,949
Distribution fees	71,855	76,990	62,543	65,209	75,959
Other fees and expenses	17,964	19,247	15,635	16,302	18,990

Total Expenses	416,758	446,542	362,748	378,211	440,562

NET INVESTMENT INCOME	$658,073	$1,381,159	$3,216,209	$3,199,662	$3,374,792

Iowa Public Agency Investment Trust

Statements of Changes in Net Assets — Direct Government Obligation Portfolio

For the Years Ended June 30,

	2003	2002
From Investment Activities:
Net investment income distributed to unitholders	$658,073	$1,381,159

From Unit Transactions: (at constant net asset value of $1 per unit)
Units sold	$43,658,241	$48,029,096
Units issued in reinvestment of dividends from net investment income	658,073	1,381,159
Units redeemed	(58,486,403)	(42,924,586)
Net increase (decrease) in net assets derived from unit transactions	(14,170,089)	6,485,669

Net assets at beginning of period	66,461,330	59,975,661

Net assets at end of period	$52,291,241	$66,461,330

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Iowa Public Agency Investment Trust — Direct Government Obligation Portfolio

Selected Data for Each Unit of Portfolio Outstanding Through Each Period Ended June 30,	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.009	0.018	0.052	0.050	0.044
Dividends Distributed	(0.009)	(0.018)	(0.052)	(0.050)	(0.044)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.91%	1.85%	5.16%	4.98%	4.43%
Ratio of Expenses to Average Net Assets	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.79%	5.16%	4.98%	4.43%

Net Assets, End of Period (000 Omitted)	$52,291	$66,461	$59,976	$45,366	$87,596

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)                                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement.  IPAIT is registered under the Investment Company Act of 1940.  IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987.  The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993.  As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio.  The accompanying financial statements include activities of the Direct Government Obligation Portfolio.  The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.  Wells Fargo Bank Iowa, N.A., serves as the Custodian, and Investors Management Group serves as the Investment Advisor, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period.  Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements. As such, IPAIT financial statements are prepared on the accrual basis of accounting and the economic resources measurement focus.

IPAIT has adopted GASB Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, as amended by Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and modified by Statement No. 38, Certain Financial Statement Note Disclosures, (Statements Nos. 34, 37, and 38) effective July 1, 2002.  Adoption of Statements Nos. 34, 37, and 38 had no impact on the net assets of the Direct Government Obligation Portfolio of IPAIT.  The statements require IPAIT to add a section for Management’s Discussion and Analysis as required supplementary information to precede the financial statements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures.  IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity.  The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method.  Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date.  Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times.  If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited.  At June 30, 2003, the security purchased under an overnight agreement to resell was collateralized by government securities with a market value of $43,378,321.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT’s custodian in IPAIT’s name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT’s investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT’s name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily.  Units are issued and redeemed daily at the daily net asset value.  Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian, are paid an annual fee for operating the investment programs.

IMG receives .305 percent of the average daily net asset value up to $150 million, ..260 percent from $150 to $300 million, and .215 percent exceeding $300 million for investment advisory and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees.  For the year ended June 30, 2003 the Direct Government Obligation Portfolio paid $291,012 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services.  For the year ended June 30, 2003, the Direct Government Obligation Portfolio paid $35,927 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolio.  For the year ended June 30, 2003, the Direct Government Obligation Portfolio paid $67,063 to the Iowa League of Cities and $4,792 to the Iowa Association of Municipal Utilities.  IPAIT is responsible for operating expenses incurred directly by IPAIT. Operating expenses are accrued daily at a rate of ..025 percent of the average daily net asset value, and amounted to $17,964 for the year ended June 30, 2003.  All fees are computed daily and paid monthly.

(2)                                 SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Direct Government Obligation Portfolio aggregated $13,020,090,935 for the year ended June 30, 2003.  Proceeds from maturities of securities for the Direct Government Obligation Portfolio aggregated $13,034,273,848 for the year ended June 30, 2003.

INVESTMENT SECTION

FUND FACTS SUMMARY

DIVERSIFIED FUND FACTS
as of June 30, 2003

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the operating and reserve funds for Iowa’s municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

Date of Inception: November 13, 1987

Total Net Assets: $245 million

Benchmarks: IBC U.S. Government & Agencies Money Fund Report Index, Iowa Code Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A90-179 day Public Funds Rates.

Performance Objective: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities, certificates of deposit in Iowa financial institutions and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser:

Investors Management Group

Management Fees:

Fifteen basis points (0.15%)

Total Expense Ratio:

Fifty-six basis points (0.56%)

DIRECT GOVERNMENT OBLIGATION (DGO) FUND FACTS
as of June 30, 2003

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa’s municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S.  government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

Date of Inception: September 1, 1988

Total Net Assets: $52 million

Benchmarks: IBC U.S. Treasury & Repo Money Fund Report Index, Iowa Code Chapter 74A32-89 day Public Funds Rates, and Iowa Code Chapter 74A90-179 day Public Funds Rates.

Performance Objective: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser: Investors Management Group

Management Fees: Fifteen basis points (0.15%)

Total Expense Ratio: Fifty-eight basis points (0.58%)

DIVERSIFIED FUND AND
DIRECT GOVERNMENT OBLIGATION FUND

INVESTMENT RESULTS REVIEW
Fiscal Year Ended June 30, 2003

Introduction

The Diversified Fund and the Direct Government Obligation (DGO) Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. Each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception until formal registration in 1993.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities, certificates of deposit issued by Iowa financial institutions and perfected repurchase agreements, the latter collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public funds statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants’ daily cash flow needs. As a general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all security trades for each Fund are regularly provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by Investors Management Group, IPAIT’s Des Moines, Iowa based investment adviser, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Sixteen years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

Both the Diversified Fund and the DGO Fund follow a fundamental strategy of investing when interest rates rise and fund cash flows provide liquidity for purchases. In addition, the Diversified Fund actively monitors rates offered by Iowa financial institutions for public funds certificates of deposit. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted-average-maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund’s WAM is similarly compared to the IBC Financial Data average for all registered money market funds. Presented in the previous column is the WAM for each Fund as compared to the IBC Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts and investment returns are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Adviser values each Fund’s portfolio weekly at current market value, based upon actual market quotations. Each Fund’s current market valuation is compared to that Fund’s current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT’s internal controls and procedures, any deviation in net asset value based upon available market quotations from each Fund’s $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent and historically have never exceeded 0.1 percent. Illustrated on the previous page are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund’s investment performance is regularly compared to three established benchmarks, the IBC Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state.

The DGO Fund is similarly compared to the IBC Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U. S. government as well as the Iowa Code Chapter 74Arates for 32-89 and 90-179 day certificates of deposit.

The Iowa Code Chapter 74Arates are distributed monthly by the state Treasurer’s office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access Chapter 74Arates, IPAIT’s Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

Risk Profile

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to:

1. No single portfolio investment may exceed 365 days to maturity and

2. The weighted average maturity (WAM) may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the Diversified Fund limits itself to U.S. government and federal agency securities,

perfected repurchase agreements collateralized by U.S. government and federal agency securities and Iowa inancial institution certificates of deposit. The DGO Fund further limits itself to only direct obligations of the U. S. government and perfected repurchase agreements collateralized by direct obligations of the U.S. government. This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public funds investors with a safe, effective investment alternative.

As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund’s WAM to take advantage of projected interest rate environments. Anticipation of a rising yield curve throughout the fiscal period brought about by the Federal Reserve Board’s series of overnight rate increases resulted in a gradually declining WAM for the Diversified Fund. The DGO Fund experienced a moderately increasing WAM as rising rates brought about a positive yield curve that had not existed prior to the overnight rate increases.

As the Diversified Fund identified Iowa financial institution certificates of deposit that offered attractive investment opportunities, funds were invested in term securities that tended to keep the Diversified Fund WAM comparable to the industry index. A lack of similar investment opportunities for the DGO Fund resulted in a substantially shorter WAM for the period.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. If historical cash flow analysis indicates that participants will need to withdraw funds in the aggregate, material extension of either Fund’s portfolio is not a viable alternative.

Participation membership by affiliation concentration for both the Diversified and DGO Portfolios are illustrated in the following graph.

Performance Summary

For the one-year period ended June 30, 2003, the Diversified Fund and DGO Fund reported a ratio of net investment income to average net assets of .94 percent and .92 percent respectively, net of all operating expenses. These figures exceeded the IBC Indices for each Fund, which returned .80 percent and .74 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the IBC Index as illustrated below.

Also illustrated below are the historical returns for both the Diversified Fund and the DGO Fund for the most recent one, three and five year periods.

Fees and Commissions

All assets invested in the Diversified Fund and the DGO Fund incur the Total Expense Ratio respective to each portfolio as noted in the Fund Facts Summary for each portfolio noted at the beginning of this Investment Section. There are no additional fees or commissions paid by participants in either portfolio.

Past Fiscal Year Economic Summary

The Federal Reserve has cut the Fed Funds target rate thirteen times since the beginning of the US economic slowdown, to a 45-year low of 1.00 percent.  This most recent stimulus, along with the recent tax relief package ratified in June, should be more than enough to re-ignite economic growth to above trend levels and diffuse any fears of deflation.

The economy last year was plagued with declining employment, a weak manufacturing sector, suspect financial reporting, a short-lived war, and renewed fears of deflation.  However, the economy was balanced by a strong consumer, historically low mortgage rates, a declining dollar, strong incentives, and an aggressive Fed. While 2003 has been difficult it has provided a backdrop for a strong 2004.

Economic Outlook for Fiscal Year 2004

The economy is poised and has been poised for a strong recovery for some time.  Unfortunately, the markets have been rattled by external forces that continue to compromise investor confidence.  This all began with the Asian crisis in 1997, followed by Long Term Capital Management in 1999, the terrorist attacks in 2001, and finally the corporate governance issues in 2002.  With external issues void, the economy should be growing at a much faster pace.

Economic growth should benefit from several factors. First, interest rates are at 45-year lows.  The low rate environment encourages borrowing and provides liquidity to support growth.  Second, the tax relief, while small, should filter through the economy in the form of higher consumer spending.  Third, a lower U.S. dollar should help U.S. business be more competitive with foreign peers. And finally, stronger consumer confidence helps support higher financial prices and maintains strong consumer spending.  All of these should provide the foundation for stronger economic growth as we finish 2003 and enter 2004.

Short-Term Rates

The Fed’s aggressive posture to re-ignite the economy has driven short-term interest rates to a 45 year low.  It’s been since the mid 50’s that we have seen interest rates this low for any period of time.  Currently three-month, six-month, and twelve-month treasuries are yielding 0.96 percent, 1.02 percent, and 1.15 percent respectively.

While the Fed has indirectly told the market they will continue efforts to keep the economy growing, even possibly taking short-term rates to zero if needed, the forward market is implying quite the contrary showing short-term rates one year from now over 2.00 percent. This provides needed hope for short-term investors.

With an expectation that rates have bottomed, we have positioned the portfolio of both the Diversified Fund and DGO Fund shorter than the average money market fund. While short rates are unlikely to rise any time soon, we do believe the next move will be higher short-term rates rather than lower short-term rates.  Also little benefits are achieved for extending the maturity in the current rate environment.

Our strategy is to have the Funds ready to respond quickly to rising rates as we approach the end of 2003.  As always, management of the Diversified Fund and the DGO Fund will focus on three fundamental investment objectives: 1) safety of invested principal, 2) maintenance of necessary liquidity, and 3) competitive rates, in that order.

IPAIT INVESTMENT POLICY

SECTION 1-SCOPE OF INVESTMENT KK

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements.  Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

1. The IPAIT Board of Trustees.

2. All IPAIT depository institutions or fiduciaries.

3. The auditor engaged to audit any fund of IPAIT.

SECTION 2-FUNDAMENTAL INVESTMENT RESTRICTIONS

A. Unless otherwise specified below, none of the portfolios will:

1. Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

2. Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions.  This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

3. Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

4. Mortgage, pledge or hypothecate their assets.

5. Make short sales of securities or maintain a short position.

6. Purchase any securities on margin.

7. Write, purchase or sell puts, calls or combinations thereof.

8. Purchase or sell real estate or real estate mortgage loans.

9. Invest in restricted securities or invest more than 10 percent of the Portfolio’s net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

10. Underwrite the securities of other issuers.

11. Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

B. Prohibited Investments

Assets of IPAIT shall not be invested in the following:

1.  Reverse repurchase agreements.

2.   Futures and options contracts.

3.  Any security with a remaining maturity of more than 365 days from the date of purchase not withstanding the provisions of Rule 2a-7 or any other provisions of state or federal law relating to the operation of the Trust.

C. Prohibited Investment Practices

The following investment practices are prohibited:

1.               Trading of securities for speculation or the realization of short-term trading gains.

2.               Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

3.               If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

D. Management Policies and Procedures

Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

1.               Each purchase or sale of a security must be handled on a delivery-versus-payment (DVP) basis.  Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian.  Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2.               “Free delivery” transactions are prohibited.  The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

3.               Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees.  If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants.  Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4.               The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

5.               IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6.               IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

7.               IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

8.               IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

9.               IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. “Majority” means the lesser of (a) 67 percent of the Trust’s or a Portfolio’s outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust’s or a Portfolio’s outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

SECTION 3-DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees.  Certain responsibilities have been delegated to the Administrator-Adviser, the Custodian and the Bank Trust Services provider (the “Service Providers”) pursuant to the Administrator-Adviser Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the “Documents”).

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.

SECTION 4-OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

1.     Safety:  Safety and preservation of principal in the overall portfolio is the foremost investment objective.

2.     Liquidity:  Maintaining the necessary liquidity to match expected liabilities is the second investment objective.

3.     Return:  Obtaining a reasonable return is the third investment objective.

SECTION 5-PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.

SECTION 6-INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

• Obligations of the U.S. government, its agencies and instrumentalities.

• Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12C.

• Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 7, Diversification and Investment Maturity Limitations.

SECTION 7-DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio.  As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

1. No individual investment may exceed 365 days in length.

2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.

SECTION 8-SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian.  All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no “free deliveries” shall be permitted).

SECTION 9-REPORTING

The Service Providers shall submit all reports required in the Documents.

SECTION 10-INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate.  Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11-EFFECTIVE DATE

This Investment Policy shall be effective as of May, 1993.

Passed and approved this 20th day of April, 1993.

IOWA PUBLIC AGENCY INVESTMENT TRUST

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STATISTICAL SECTION

Major Participants

	Percent of Diversified Fund	Percent of DGO Fund
Top Ten Participants	56%	100%
Top Twenty Participants	68%
Top Fifty Participants	84%

Investment Advisor

Investors Management Group (IMG) has served as the sole Investment Advisor to all investment alternatives within the Iowa Public Agency Investment Trust since the program’s inception in 1987. As of June 30, 2003, IMG had a total of $4 billion in assets under management, representing a diverse group of institutional clients

Consultants

IPAIT does not employ the use of any professional consultants beyond those service providers detailed in the Notes to Financial Section noted elsewhere in the Financial Section.

Brokers

IPAIT does not employ the use of brokers in the operation of its various investment alternatives.

GROWTH IN FUND UNITS

GROWTH OF PARTICIPANT ASSETS UNDER MANAGEMENT
DIVERSIFIED FUND AND
DIRECT GOVERNMENT OBLIGATION (DGO) FUND

Date	IPAIT Div. Fund *	Annual Growth	IPAIT DGO Fund **	Annual Growth

06/03	$245,025,051	-3.51%	$52,291,241	-21.32%
03/03	$248,884,686	-10.42%	$77,348,955	2.26%
12/02	$297,172,601	-6.16%	$65,341,840	-20.73%
09/02	$252,426,230	-4.62%	$52,291,241	-44.28%
06/02	$253,948,247	-4.20%	$66,461,330	10.81%
03/02	$277,835,614	-8.83%	$75,641,831	19.10%
12/01	$316,690,866	32.71%	$82,432,865	22.23%
09/01	$264,646,237	2.53%	$93,847,685	30.47%
06/01	$265,090,819	22.47%	$59,975,661	32.20%
03/01	$304,760,387	22.97%	$63,510,582	16.53%
12/00	$238,634,980	11.98%	$67,438,029	9.11%
09/00	$258,112,751	22.59%	$71,931,497	-1.98%
06/00	$216,459,830	14.80%	$45,366,390	-48.21%
03/00	$247,826,392	4.02%	$54,500,308	-21.87%
12/99	$213,110,138	10.58%	$61,810,064	-15.01%
09/99	$210,543,469	10.06%	$73,381,984	-5.63%
06/99	$188,558,836	6.52%	$87,596,381	5.71%
03/99	$238,242,744	24.18%	$69,752,928	48.18%
12/98	$192,712,021	19.02%	$72,730,352	39.38%
09/98	$191,295,081	2.07%	$77,758,459	35.23%
06/98	$177,018,714	-11.07%	$82,865,033	40.87%
03/98	$191,859,267	-20.16%	$47,073,726	-5.27%
12/97	$161,914,498	-24.50%	$52,182,763	-5.28%
09/97	$187,412,776	-9.27%	$57,501,838	-2.32%
06/97	$199,049,090	3.43%	$58,825,680	-9.94%
03/97	$240,303,292	6.54%	$49,692,437	18.91%
12/96	$214,444,033	14.52%	$55,091,929	21.40%
09/96	$206,557,219	12.61%	$58,868,709	15.62%
06/96	$192,451,582	4.38%	$65,317,885	16.48%
03/96	$225,543,440	14.49%	$41,790,609	40.80%
12/95	$187,247,248	14.28%	$45,378,898	61.99%
09/95	$183,419,433	8.79%	$50,916,159	133.73%

*IPAIT Div. Fund inception date 11/13/87

**IPAIT DGO Fund inception date 9/1/88

MONTHLY COMPARATIVE YIELD

DIVERSIFIED FUND

Date	Div. Fund Rate (1)	IBC U.S. Treasury & Agency Index (2)	Chapter 74A 32-89 Day (3)	Chapter 74A 90-179 Day (3)

06/03	0.67	0.53	0.70	0.70
05/03	0.71	0.55	0.70	0.80
04/03	0.72	0.58	0.80	0.80
03/03	0.77	0.59	0.70	0.80
02/03	0.80	0.63	0.80	0.80
01/03	0.82	0.68	0.90	1.00
12/02	0.90	0.74	0.90	1.00
11/02	1.00	0.92	1.10	1.20
10/02	1.22	1.08	1.20	1.20
9/02	1.22	1.09	1.20	1.20
8/02	1.24	1.10	1.30	1.40
7/02	1.28	1.14	1.50	1.50

(1) Investment income less expenses

(2) IBC U.S. Government & Agencies Monthly Money Fund Report

(3) Iowa Code Chapter 74A minimum public fund deposit rates

DIRECT GOVERNMENT OBLIGATION FUND

Date	DGO Fund Rate (1)	IBC U.S. Treasury & Repo Index (2)	Chapter 74A 32-89 Day (3)	Chapter 74A 90-179 Day (3)

06/03	0.68	0.47	0.70	0.70
05/03	0.70	0.48	0.70	0.80
04/03	0.72	0.52	0.80	0.80
03/03	0.75	0.55	0.70	0.80
02/03	0.79	0.58	0.80	0.80
01/03	0.80	0.61	0.90	1.00
12/02	0.87	0.68	0.90	1.00
11/02	0.92	0.80	1.10	1.20
10/02	1.15	1.03	1.20	1.20
9/02	1.15	1.04	1.20	1.20
8/02	1.15	1.04	1.30	1.40
7/02	1.17	1.09	1.50	1.50

(1) Investment income less expenses

(2) IBC U.S. Government & Agencies Monthly Money Fund Report

(3) Iowa Code Chapter 74A minimum public fund deposit rates

ANNUAL COMPARATIVE YIELDS

Date	Div. Fund (1)	IBC U.S. Gov. & Agency Index (2)	DGO Fund (1)	IBC U.S. Treasury & Repo Index (3)

2003	0.94	0.80	0.92	0.74
2002	2.11	1.87	1.83	1.76
2001	5.33	5.26	5.15	5.06
2000	5.13	4.98	4.98	4.78
1999	4.61	4.47	4.43	4.35

(1) Investment income less expenses

(2) IBC U.S. Government & Agencies Money Fund Report

(3) IBC U.S. Treasury and Repo Money Fund Report

ANNUAL NET INVESTMENT INCOME

Date	Diversified Fund (1)	DGO Fund (1)

2003	2,531,693	658,073
2002	5,854,955	1,381,159
2001	13,455,641	3,216,209
2000	11,001,463	3,199,662
1999	8,975,481	3,374,792

(1) Investment income less expenses

GLOSSARY OF INVESTMENT TERMS

Accrued interest - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

Administrator - entity that carries out IPAIT policies and provides participant recordkeeping services.

Amortized Cost - method of accounting that gradually reduces a security’s discount or premium on a straight-line basis.

Assets - items in financial statement with current market value owned by IPAIT.

Certificate of Deposit - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

Collateral - U.S. government or agency securities pledged to IPAIT until investment is repaid. For instance, the security for a collateralized certificate of deposit issued by an Iowa financial institution.

Compound Rate - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

Custodian - bank that maintains custody of all IPAIT assets.

Discount - the dollar amount by which the par value of a bond exceeds its market price.

Diversified - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

IBC - monthly and quarterly publications of IBC Financial Data, Inc. illustrating money fund expense and performance data.

Investment Adviser - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

Iowa Code Chapter 74A Rates - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

Liabilities - claims on the assets of IPAIT.

Market Value - the current price or value of a security.

Net Investment Income - income from IPAIT investments distributed to participants after payment of program operating expenses.

Nominal Rate - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

Par Value - value of IPAIT investments at maturity.

Portfolio - all investments owned by IPAIT.

Premium - the dollar amount by which the market price of a bond exceeds its par value.

Redemptions - withdrawal of funds by participants from IPAIT.

Repurchase Agreement - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

Straight-Line - conservative accounting procedure to reduce a security’s premium or discount in equal daily increments over its remaining period to maturity.

U.S. Government Agencies - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. Government Securities - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

Yield Curve - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.

IOWA PUBLIC AGENCY INVESTMENT TRUST
1415 28th Street, Suite 200
West Des Moines, IA 50266
(800) 872-4024
www.ipait.org

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THERE WAS NO AMENDMENT TO THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) FILED AS EXHIBIT 10 WITH FORM N-CSR.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least on audit committee financial expert serving on its audit committee.

(a)(2) Donald W. Kerker is the independent director named as the only audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.  These numbers include professional services for the preparation of the Registrant’s tax returns.

June 30, 2003	$15,250
June 30, 2002	$14,500

(b)NOT APPPLICABLE.

(c)SEE ITEM 4(A)

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 18, 2003, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.  THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS RECOGNIZE, HOWEVER, THAT GIVEN THE NEWNESS OF SUCH DISCLOSURE CONTROLS AND PROCEDURES, THE REGISTRANT WILL BE REVIEWING AND REVISING SUCH DISCLOSURE CONTROLS AND PROCEDURES ON A REGULAR BASIS.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT’S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 10. EXHIBITS.

(A)              CODE OF ETHICS IS ATTACHED AS AN EXHIBIT TO THIS FILING.

(B)                A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

(C)                THE IOWA PUBLIC AGENCY INVESTMENT TRUST JUNE 30, 2003 ANNUAL REPORT FILED August 29, 2003 IS INCLUDED AS AN EXHIBIT TO THIS FILING.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Donald W. Kerker, Chair and Trustee

Date: August 19, 2003

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Iowa Public Agency Investment Trust, Chair and Trustee,
Donald W. Kerker, August 19, 2003